Property and Equipment, Net (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7.9	$ 7.3	$ 1.7
Less: Accumulated depreciation	(2.0)	(1.4)	(0.1)
Total property and equipment, net	5.9	5.9	1.6
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	3.0	2.8	1.0
Computer hardware
Property, Plant and Equipment [Line Items]
Total property and equipment	2.8	2.5	0.5
Computer software
Property, Plant and Equipment [Line Items]
Total property and equipment	0.5	0.5	0.0
Website design
Property, Plant and Equipment [Line Items]
Total property and equipment	0.5	0.5	0.1
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	1.0	$ 1.0	$ 0.1
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 0.1